Cover	Jan. 27, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As further reported by the Company on a Current Report on Form 8-K filed by the Company with the SEC on January 27, 2022 (the “Closing 8-K”), the Transaction closed on January 27, 2022.
Document Period End Date	Jan. 27, 2022
Entity File Number	333-210544
Entity Registrant Name	LOVARRA
Entity Central Index Key	0001746278
Entity Tax Identification Number	35-2618297
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	85 Broad Street
Entity Address, Address Line Two	16-079
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	(808)
Local Phone Number	829-1057
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false